IMPAIRMENT OF ASSETS - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 11, 2020 manufacturing_facility
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized		$ 2,359,000	$ 5,804,000
Reversal of impairment recognized		0	1,255,000
Impairment loss due to changes in assumptions		0	0
Nortech Packaging Acquisition
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Number of manufacturing facilities acquired as of acquisition date | manufacturing_facility				1
Individual assets or cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized		0	0
Reversal of impairment recognized		$ 0	$ 0
Nortech Packaging Acquisition
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	$ 0